Taxes Payable (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

For the six months ended September 30,
	2025	2024
Current	$—	$—
Deferred	—	—
Income tax expense	$—	$—

Schedule of reconciliation between statutory income tax and effective tax

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the six months ended September 30, 2025 and 2024, respectively:

	For the six months ended September 30,
	2025	2024
Loss before income taxes	$(1,000,714)	$(2,717,583)
Tax rate	25%	25%
Benefit for income taxes at statutory tax rate	$(250,179)	$(679,396)
Effect of tax exempt entity	212,247	212,528
Effect of non-tax deductible expenses	375	—
Effect of tax loss not recognized	259,657	6,889
Effect of investment income not recognized	(222,100)	2,782
Effect of impairment not recognized	—	457,197
Income tax expense	$—	$—

Deferred tax assets consist of as follow:
	As of September 30, 2025	As of March 31, 2025
Deferred tax assets:
Impairment of Long-term investment	$531,080	$525,597
Impairment of intangible asset	24,695	24,445
Impairment of Goodwill	1,041,219	1,030,674
Deferred tax assets, gross	1,596,994	1,580,716
Less: valuation allowance	(1,596,994)	(1,580,716)
Total deferred tax assets	—	—

Deferred tax assets/liability	As of September 30, 2025	As of March 31, 2025
Deferred tax assets	$1,596,994	$1,580,716
Valuation allowance	(1,596,994)	(1,580,716)
Deferred tax assets, net	—	—
Deferred tax liability	—	—
Total	—	—

Schedule of net operating tax loss carryforwards	The net operating tax loss carryforwards will begin to expire as follows:
Loss carried forward	$
2026		—
2027		—
2028		3,013,340
2029		—
2030		—
Total		$3,013,340

Schedule of taxes payable	Taxes payable consisted of the followings:
	As of
	September 30, 2025	March 31, 2025
Income tax payable	$212,359	$216,539
VAT payable	1,196	2,591
Other tax payables	—	2,263
Total	$213,555	$221,393